Document and Entity Information	12 Months Ended
Nov. 28, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 31, 2011
Registrant Name	BLACKROCK FUNDS
Central Index Key	0000844779
Amendment Flag	false
Document Creation Date	Nov. 05, 2012
Document Effective Date	Nov. 05, 2012
Prospectus Date	Nov. 28, 2011